Label	Element	Value
Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Money Market Portfolio invests in U.S. Government obligations, repurchase agreements collateralized by such obligations, and bank and commercial obligations that provide for repayment within 397 days (with certain exceptions such as securities with a demand feature) after purchase, including, without limitation, U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities, as well as bank certificates of deposit, bankers acceptances, commercial paper and other obligations issued by domestic and foreign corporations. The Portfolio’s investments have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.  The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued and delayed delivery basis.

The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7 of the 1940 Act. Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Money Market Portfolio may impose a fee upon the sale of your Participation Certificates or may temporarily suspend your ability to sell Participation Certificates if the Portfolio’s weekly liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. A decline in the credit quality of an issuer of, or a provider of credit support or a maturity-shortening structure for a security can cause the price of the security to decrease. Changes in an issuer’s credit ratings or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Fees & Gates Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, who are not “interested persons” of the Portfolio as defined in the 1940 Act (“Independent Trustees”), determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Money Market Portfolio will impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the Independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

Financial Services Industry Concentration Risk. The Portfolio’s investments in bank and commercial obligations may result in concentration. Changes in government regulation, interest rates and economic downturns can have a significant negative effect on issuers in the financial services industry, including the price of their securities or their ability to meet their payment obligations.

Floating Net Asset Value Risk. The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant NAV per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities.  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.

Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States, other obligations are backed by the right of the issuer to borrow from the U.S. Treasury, and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing).  The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (“LIBOR”), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

LIBOR Transition Risk. The Portfolio may invest in fixed income securities that are based on the London Interbank Offered Rate (LIBOR). LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks is not orderly, occurs over various time periods or has unintended consequences.

Forward Commitment, When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio operated as a stable NAV money market fund. Beginning October 11, 2016, the Portfolio operates as a floating NAV money market fund. The table shows the Portfolio’s average annual total returns for one, five and ten year periods ended December 31, 2018. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pif.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio Annual Total Returns for Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 0.57% (for the quarter ended December 31, 2018) and the lowest quarterly return was 0.003% (for the quarter ended March 31, 2014).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.003%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Money Market Portfolio seven-day average yield as of December 31, 2018 was 2.43%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2018):
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Money Market Portfolio seven-day average yield as of December 31, 2018 was
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-621-9215
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	2.43%
Money Market Portfolio | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory and Servicing Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 438
Annual Return 2009	rr_AnnualReturn2009	0.46%
Annual Return 2010	rr_AnnualReturn2010	0.15%
Annual Return 2011	rr_AnnualReturn2011	0.09%
Annual Return 2012	rr_AnnualReturn2012	0.11%
Annual Return 2013	rr_AnnualReturn2013	0.04%
Annual Return 2014	rr_AnnualReturn2014	0.03%
Annual Return 2015	rr_AnnualReturn2015	0.07%
Annual Return 2016	rr_AnnualReturn2016	0.32%
Annual Return 2017	rr_AnnualReturn2017	0.78%
Annual Return 2018	rr_AnnualReturn2018	1.93%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.40%

[1]	BlackRock Advisors, LLC (the "Investment Advisor") has contractually agreed to waive its fees such that the Money Market Portfolio's annual ordinary operating expenses do not exceed 0.30% of the Portfolio's average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the "Administrator") have further agreed to waive their fees such that the Portfolio's annual ordinary operating expenses do not exceed 0.175% of the Portfolio's average daily net assets up to $1 billion, 0.16% of the Portfolio's average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio's average daily net assets in excess of $2 billion. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to April 30, 2020 without the consent of the Board of Trustees of the Fund (the "Board").